STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of share warrants outstanding

The following table summarizes our stock options outstanding, as of September 30, 2017:

	Nine Months Ended September 30, 2017
	Number of Shares	Weighted Average Remaining Life (years)	Weighted Average Exercise Price
Stock options outstanding, beginning of period	3,680,000	8.9	$$0.28
Issued	2,900,000	9.6	$0.56
Exercised	—
Expired	—
Stock options outstanding, end of period	6,580,000	8.8	$$0.40
Stock options exercisable, September 30, 2017	6,580,000	8.8	$$0.40

	Year Ended December 31,
	2016		2015
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	3,000,000	$12.00	3,170,044	$11.52
Warrants issued to consultant	666,667	0.18	—	—
Cashless issued upon conversion of Slainte note	1,746,674	—
Warrants exercised	(963,562)	—	—	—
Repurchased and cancelled	—		(170,044)	3.00
Expired	(3,000,000)	—	—	—
Warrants outstanding, end of period	1,449,779	$0.180	3,000,000	$12.00
Warrants exercisable, end of period	1,449,779	$0.180	3,000,000	$12.00

Summary of stock options outstanding

The following table summarizes our share warrants outstanding as of September 30, 2017 and December 31, 2016:

	September 30, 2017		December 31, 2016
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	1,449,779	$0.18	3,000,000	$12.00
Warrants issued to consultant	83,333	0.18	666,667	0.18
Warrants issued to consultant	16,000	1.25	—	—
Cashless issued upon conversion of Slainte note		—	1,746,674	—
Warrants exercised	(125,000)	0.18	(963,562)	—
Expired	—	—	(3,000,000)	—
Warrants outstanding, end of period	1,424,112	$0.19	1,449,779	$0.18
Warrants exercisable, end of period	1,424,112	$0.19	1,449,779	$0.18

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding at December 31, 2014	—		—
Issued	600,000	9.8	$0.70
Exercised	—	—	—
Expired	—	—	—
Stock options outstanding at December 31, 2015	600,000	9.8	$0.70
Stock options exercisable at December 31, 2015	600,000		$0.70

Stock options outstanding at December 31, 2015	600,000	9.8
Issued	3,080,000	10.0	$0.20
Exercised	—	—	—
Expired	—	—	—
Stock options outstanding at December 31, 2016	3,680,000	8.9	$0.28
Stock options exercisable at December 31, 2016	3,680,000	8.9	$0.28

Stock Options [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

We calculated the fair value of each option to be approximately $0.70 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

We calculated the fair value of each option to be approximately $0.20 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.20
Exercise price	$.20
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Stock Options [Member] | Stock Incentive Plan 2014 [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

Stock price	$0.20
Exercise price	$0.20
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Common Stock Issued for Warrant Outstanding [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

We calculated the fair value of the Warrant to be $218,788, or approximately $1.29 per underlying share, utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$1.59
Exercise price	$3.00
Risk free interest rate	1.05%
Expected term (years)	2.6
Expected volatility	183%
Expected dividends	0%

Stock price	$1.59
Exercise price	$3.00
Risk free interest rate	1.05%
Expected term (years)	2.6
Expected volatility	183%
Expected dividends	0%

Warrant [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

Stock price	$0.16 - $2.18
Exercise price	$0.18
Risk free interest rate	1.01% - 1.37%
Expected term (years)	5
Expected volatility	322% - 504%
Expected dividends	0%